Restatement of Previously Issued Financial Statements - Schedule of Impact of Restatement on Balance Sheets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Aug. 30, 2020
Balance Sheet
Total assets	$ 403,793,402	$ 404,063,677
Liabilities and Stockholders' Equity:
Total current liabilities	3,307,567	320,025
Deferred legal fees	100,000	100,000
Deferred underwriting commissions	14,087,500	14,087,500
Derivative liabilities	41,251,830	49,674,170
Total Liabilities	58,746,897	64,181,695
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	25,214,729	30,379,198
Accumulated deficit	(20,216,355)	(25,380,878)
Total stockholders' equity	5,000,005	5,000,002	$ 0
Total Liabilities and Stockholders' Equity	403,793,402	404,063,677
Class A Common Stock
Liabilities and Stockholders' Equity:
Class A common stock, shares subject to possible redemption	340,046,500	334,881,980
Stockholders' Equity:
Common stock value	625	676
Total stockholders' equity	625	676	0
Class B Common Stock
Stockholders' Equity:
Common stock value	1,006	1,006
Total stockholders' equity	$ 1,006	1,006	$ 0
As Previously Reported
Balance Sheet
Total assets		404,063,677
Liabilities and Stockholders' Equity:
Total current liabilities		320,025
Deferred legal fees		100,000
Deferred underwriting commissions		14,087,500
Total Liabilities		14,507,525
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		5,215,685
Accumulated deficit		(216,868)
Total stockholders' equity		5,000,002
Total Liabilities and Stockholders' Equity		404,063,677
As Previously Reported | Class A Common Stock
Liabilities and Stockholders' Equity:
Class A common stock, shares subject to possible redemption		384,556,150
Stockholders' Equity:
Common stock value		179
As Previously Reported | Class B Common Stock
Stockholders' Equity:
Common stock value		1,006
Restatement Adjustment
Liabilities and Stockholders' Equity:
Derivative liabilities		49,674,170
Total Liabilities		49,674,170
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		25,163,513
Accumulated deficit		(25,164,010)
Restatement Adjustment | Class A Common Stock
Liabilities and Stockholders' Equity:
Class A common stock, shares subject to possible redemption		(49,674,170)
Stockholders' Equity:
Common stock value		$ 497